Financial instruments - Disclosure of detailed information about losses on derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Realized losses on ZCC gold hedges	$ 44,771	$ 9,515
Unrealized losses on ZCC gold hedges	$ 74,553	$ 13,606